INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Tax Losses	$ (758,476)	$ (92,893)	$ (559,314)
North America [Member]
Tax Losses	(127,369)	(92,893)	(262,060)
Outside North America [Member]
Tax Losses	$ (631,107)